PREPAIDS (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAIDS (Details Narrative)
Prepaid Expenses	$ 9,844	$ 5,500	$ 47,000